FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of risk management strategy related to hedge accounting [abstract]
Schedule of sensitivity analysis	The following table demonstrates the sensitivity to a possible change in exchange rates against the U.S. dollar with all other variables held constant. Additional sensitivity changes to the indicated currencies are expected to be approximately proportionate. The table shows the effect on the Company’s profit before tax (due to changes in the value of monetary assets and liabilities, including foreign currency derivatives) and equity (due to application of hedge accounting or existence of quasi equity loans). The Company’s exposure to foreign currency changes for all other currencies is not material.

	Effect on profit / (loss) before tax		Effect on other comprehensive income
Change in foreign exchange rate against US$	10% depreciation	10% appreciation	10% depreciation	10% appreciation

2022
Russian Ruble	(5)	6	—	—
Bangladeshi Taka	(34)	37	—	—
Pakistani Rupee	(15)	17	—	—
Ukrainian Hryvnia	(1)	1	—	—
Other currencies (net)	(1)	1	—	—

2021
Russian Ruble	18	(25)	9	(10)
Bangladeshi Taka	(30)	33	—	—
Pakistani Rupee	(3)	4	—	—
Georgian Lari	(37)	41	—	—
Ukrainian Hryvnia	(1)	1	—	—
Other currencies (net)	(6)	6	—	—

Schedule of available facilities for liquidity risk
The Company had the following available facilities as of December 31:

	Amounts in millions of transactional currency				US$ equivalent amounts
	Final availability period	Facility amount	Utilized	Available	Facility amount	Utilized	Available
2022
PMCL - Term Facility	Apr 2023	PKR 40,000	PKR 30,000	PKR 10,000	176	132	44

	Amounts in millions of transactional currency				US$ equivalent amounts
	Final availability period	Facility amount	Utilized	Available	Facility amount	Utilized	Available
2021
VEON Holdings B.V. – Revolving Credit Facility*	Feb 2024	US$1,250	—	US$1,250	1,250	—	1,250
PMCL - Term Facility	Jun 2022	PKR 50,000	PKR 10,000	PKR 40,000	283	57	226
TNS -Plus LLC - Term Facilities	Oct 2023	KZT 4,000	KZT 2,783	KZT 1,217	9	6	3

*During 2022 Revolving credit facility amount reduced to US$1,055.

Schedule of maturity analysis of financial liabilities
The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments. Payments related to variable interest rate financial liabilities and derivatives are included based on the interest rates and foreign currency exchange rates applicable as of December 31, 2022 and 2021, respectively. The total amounts in the table differ from the carrying amounts as stated in Note 16 as the below table includes both undiscounted principal amounts and interest while the carrying amounts are measured using the effective interest rate method.

	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total
As of December 31, 2022
Bank loans and bonds	2,796	2,671	2,013	351	7,831
Lease liabilities	95	423	327	402	1,247
Derivative financial liabilities
Gross cash inflows	—	—	—	—	—
Gross cash outflows	—	—	—	—	—
Trade and other payables	1,087	—	—	—	1,087
Other financial liabilities	176	322	142	52	692
Total financial liabilities	4,154	3,416	2,482	805	10,857

Related derivatives financial assets
Gross cash inflows	—	—	—	—	—
Gross cash outflows	—	—	—	—	—
Related derivative financial assets	—	—	—	—	—

Total financial liabilities, net of derivative assets	4,154	3,416	2,482	805	10,857

	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total
As of December 31, 2021
Bank loans and bonds	1,050	3,200	3,652	1,393	9,295
Lease liabilities	545	1,111	763	751	3,170
Derivative financial liabilities
Gross cash inflows	—	—	—	—	—
Gross cash outflows	8	—	—	—	8
Trade and other payables	2,031	—	—	—	2,031
Other financial liabilities	120	144	21	15	300
Put option liability over non-controlling interest	16	—	—	—	16
Total financial liabilities	3,770	4,455	4,436	2,159	14,820

Related derivatives financial assets
Gross cash inflows	—	—	—	—	—
Gross cash outflows	—	—	—	—	—
Related derivative financial assets	—	—	—	—	—

Total financial liabilities, net of derivative assets	3,770	4,455	4,436	2,159	14,820